INVENTORIES (Tables)	6 Months Ended
Jun. 30, 2024
Inventory, Net [Abstract]
Schedule Of Inventories
	June 30,	December 31,
	2024	2023
	Unaudited

Raw materials	3,378	3,064
Work-in-progress	2,635	2,537
Finished goods	427	534

	6,440	6,135